Subsequent Event - Additional Information (Detail) - BRL (R$) R$ in Millions	Apr. 12, 2022	Jan. 13, 2022	Apr. 13, 2022	Feb. 22, 2022	May 14, 2021
Ideal Holding Financeira S.A [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate		100.00%
Proportion of ownership interest in associate		100.00%
Ideal Holding Financeira SA Stage one [Member] | Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		50.10%
Equity interests of acquirer		R$ 650
XP INC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity interests of acquirer					R$ 486
Second Phase Acquisition [Member] | XP INC [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired			11.36%
Acquisition date fair value of total consideration transferred			R$ 7,900
Second Phase Acquisition [Member] | Ita Holding Colombia S.A.S [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				12.36%
Acquisition date fair value of total consideration transferred				R$ 2,219
Number of shares acquired in subsidiary				93,306,684
Major Increase In Equity Interests Holding [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired				99.46%
Major business combination [member] | Totvs Techfin S A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	50.00%
Acquisition date fair value of total consideration transferred	R$ 610
Payment of earnout compensation	R$ 450
Number of years required for achievement of goals for making earnout payments	5 years